Income Taxes (Reconciliation of Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax at the U.S. federal statutory tax rate									$ 772.8	$ 806.7	$ 1,146.7
Add (deduct):
International operations, including Puerto Rico									(627.1)	(480.8)	(357.2)
General business credits									(87.4)	(66.8)	(57.0)
Non-deductible acquired IPR&D									309.9	300.1	0.0
2017 Tax Act										1,914.0	0.0
2017 Tax Act									175.3
Other									(14.0)	(82.0)	(181.1)
Income taxes	$ (189.8)	$ 247.5	$ 273.3	$ 198.5	$ 1,947.5	$ 29.0	$ 244.3	$ 170.3	$ 529.5	$ 2,391.2	$ 551.4